TAXATION - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Current expense	$ 46,934	$ 45,820
Deferred expense (benefit)	(1,558)	(16,559)
Change in valuation allowance	232	2,981
Total income tax expense:	45,376	29,261
Federal
TAXATION
Current expense	38,053	38,461
Deferred expense (benefit)	(5,701)	(13,414)
State
TAXATION
Current expense	8,881	7,359
Deferred expense (benefit)	4,143	(3,145)
Foreign
TAXATION
Deferred expense (benefit)	$ (232)	$ (2,981)